Principal Group companies - Schedule of the Subsidiaries and Their Counties of Incorporation and the Equity Share Capital of These Entities wholly owned by the Group (Detail)	12 Months Ended
Dec. 31, 2019
Glaxo Group Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Group Limited
Glaxo Operations UK Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Operations UK Limited
GlaxoSmithKline Capital PLC [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Capital plc
GlaxoSmithKline Consumer Healthcare Holdings Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Holdings Limited
GlaxoSmithKline Consumer Healthcare (UK) Trading Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare (UK) Trading Limited (68%)
GlaxoSmithKline Export Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Export Limited
GlaxoSmithKline Finance PLC [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Finance plc
GlaxoSmithKline Research & Development Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Research & Development Limited
GlaxoSmithKline Services Unlimited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Services Unlimited *
GlaxoSmithKline UK Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline UK Limited
Setfirst Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Setfirst Limited
SmithKline Beecham Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	SmithKline Beecham Limited
ViiV Health Care Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare Limited (78.3%)
ViiV Healthcare UK Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare UK Limited (78.3%)
Block Drug Company Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Block Drug Company, Inc.
Corixa Corporation [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Corixa Corporation
GlaxoSmithKline Capital Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Capital Inc.
GlaxoSmithKline Consumer Healthcare Holdings (US) LLC [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Holdings (US) LLC (68%)
GlaxoSmithKline Consumer Healthcare, L.P [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare, L.P. (59.84%)
GlaxoSmithKline Holdings (Americas) Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Holdings (Americas) Inc.
GlaxoSmithKline LLC [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline LLC
Human Genome Sciences, Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Human Genome Sciences, Inc.
GSK Consumer Health, Inc [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Consumer Health, Inc. (68%)
PF Consumer Healthcare 1 LLC [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	PF Consumer Healthcare 1 LLC (68%)
S.R. One, Limited [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	S.R. One, Limited
Stiefel Laboratories, Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Stiefel Laboratories, Inc.
Tesaro, Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Tesaro, Inc.
ViiV Healthcare Company [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare Company (78.3%)
GlaxoSmithKline Australia Pty Ltd [Member] | Australia [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Australia Pty Ltd
GlaxoSmithKline Consumer Healthcare Australia Pty Ltd [member] | Australia [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Australia Pty Ltd
GlaxoSmithKline Brasil Limitada [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Brasil Limitada
GlaxoSmithKline Consumer Healthcare Inc. [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Inc.
GlaxoSmithKline Inc. [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Inc.
ID Biomedical Corporation of Quebec [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ID Biomedical Corporation of Quebec
PF Consumer Healthcare Canada ULCPF Soins De Sante SRI Canada [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	PF Consumer Healthcare Canada ULC/PF Soins De Sante SRI (Canada) (68%)
GlaxoSmithKline Limited (China (Hong Kong)) [Member] | China [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Limited (China (Hong Kong))
Sino-American Tianjin Smith Kline and French Laboratories Ltd [Member] | China [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sino-American Tianjin Smith Kline & French Laboratories Ltd
Wyeth Pharmaceutical Co. Ltd (China) [Member] | China [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Wyeth Pharmaceutical Co. Ltd (China) (68%)
GlaxoSmithKline Consumer Healthcare Japan K.K. [member] | Japan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Japan K.K. (Japan) (68%)
GlaxoSmithKline K.K. [member] | Japan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline K.K. (Japan)
ViiV Healthcare Kabushiki Kaisha [member] | Japan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare Kabushiki Kaisha (Japan) (78.3%)
GlaxoSmithKline Pakistan Limited [member] | Pakistan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Pakistan Limited (Pakistan) (82.6%)
Glaxo Wellcome Manufacturing Pte Ltd. [member] | Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Wellcome Manufacturing Pte Ltd. (Singapore)
GlaxoSmithKline llaclari Sanayi ve Ticaret A.S. [member] | Turkey [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline llaclari Sanayi ve Ticaret A.S. (Turkey)
GlaxoSmithKline Biologicals SA [member] | Belgium [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Biologicals SA
GlaxoSmithKline Pharmaceuticals S.A. [member] | Belgium [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Pharmaceuticals SA (Belgium)
GlaxoSmithKline Sante Grand Public SAS [member] | France [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Sante Grand Public SAS (France) (68%)
Laboratoire GlaxoSmithKline [member] | France [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Laboratoire GlaxoSmithKline (France)
GlaxoSmithKline GmbH and Co. KG [member] | Germany [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline GmbH & Co. KG
GSK Vaccines GmbH [member] | Germany [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Vaccines GmbH
GlaxoSmithKline Consumer Healthcare S.p.A. [member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare S.p.A.
GlaxoSmithKline S.p.A. [member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline S.p.A.
GSK Vaccines S.r.l. [member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Vaccines S.r.l.
GSK Services Sp z o.o. [member] | Poland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Services Sp z o.o. (Poland)
GlaxoSmithKline Trading Services Limited [member] | Ireland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Trading Services Limited (Republic of Ireland) (i)
GlaxoSmithKline Healthcare AO [member] | Russia [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Healthcare AO (Russia) (68%)
GlaxoSmithKline S.A. [member] | Spain [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline S.A.
Laboratorios ViiV Healthcare, S.L. [member] | Spain [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Laboratorios ViiV Healthcare, S.L. (Spain) (78.3%)
ViiV Healthcare Finance Limited [Member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare Finance Limited (78.3%)
GSK Consumer Healthcare S.A [member] | Switzerland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Consumer Healthcare S.A.
GlaxoSmithKline Asia Pvt. Limited (India) [Member] | India [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Asia Pvt. Limited (India)
GlaxoSmithKline Consumer Healthcare GmbH Co KG [Member] | Germany [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare GmbH & Co. KG
GlaxoSmithKline Korea Limited (Republic of Korea) [Member] | Republic of Korea [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Korea Limited (Republic of Korea)
GlaxoSmithKline Pharmaceuticals Limited India [Member] | India [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Pharmaceuticals Limited (India) (75%)
ViiV Healthcare SAS France [Member] | France [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare SAS (France) (78.3%)
GlaxoSmithKline Consumer Healthcare Limited India [Member] | India [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Limited (India) (72.5%)
Glaxo Smith Kline Holdings Limited [Member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Holdings Limited *
Pfizer Consumer Manufacturing Italy Srl [Member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Pfizer Consumer Manufacturing Italy S.r.l.